Restricted Net Assets	12 Months Ended
Dec. 31, 2015
Restricted Net Assets.
Restricted Net Assets

16. Restricted Net Assets

Pursuant to the relevant laws and regulations in the PRC applicable to foreign-investment corporations and the Articles of Association of the Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries, the Group is required to maintain a statutory reserve (“PRC statutory reserve”): a general reserve fund, which is not available for dividend distribution. The Group’s PRC subsidiaries, VIE and VIE’s subsidiaries are required to allocate15% of their profit after taxation, as reported in their PRC statutory financial statements, to the general reserve fund until the balance reaches 50% of their registered capital. At their discretion, the PRC subsidiaries, VIE and VIE’s subsidiaries may allocate a portion of its after-tax profits based on PRC accounting standards to staff welfare and bonus funds. The general reserve fund may be used to make up prior year losses incurred and, with approval from the relevant government authority, to increase capital. PRC regulations currently permit payment of dividends only out of the Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries’ accumulated profits as determined in accordance with PRC accounting standards and regulations. The general reserve fund amounted to $3,615,528 and $6,868,210 as of December 31, 2014 and 2015, respectively. The Group has not allocated any of its after-tax profits to the staff welfare and bonus funds for any period presented.

In addition, the share capital of the Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries of $12,795,780 and $51,322,054 as of December 31, 2014 and 2015, respectively, was considered restricted due to restrictions on the distribution of share capital.

As a result of these PRC laws and regulations, the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries are restricted in their ability to transfer a portion of their net assets, including general reserve and registered capital, either in the form of dividends, loans or advances. Such restricted portion amounted to $16,411,308 and $58,190,265 as of December 31, 2014 and 2015, respectively. The restricted net assets of the Company’s VIEs and VIEs’ subsidiaries amounted to $7,952,004 and $22,673,978 as of December 31, 2014 and 2015, respectively.